Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Prospectus Date	rr_ProspectusDate	May 28, 2013
TETON Westwood Mid-Cap Equity Fund, Class AAA Shares | TETON Westwood Mid-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND TETON WESTWOOD MID-CAP EQUITY FUND (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the expense limitation for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Fund invests primarily in mid-cap companies that the portfolio managers believe are undervalued by the market and have above-average growth potential. The Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify companies with characteristics such as:
  above-average revenue and earnings growth potential
  attractive products or services
  financial strength (favorable debt ratios and other financial characteristics)
  strong competitive positions within their industries
  high quality management focused on generating shareholder value reasonable valuation
The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio managers also seek to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:
  new management
  industry consolidation
  change in the company’s fundamentals
The Fund may invest up to 10% of its net assets in foreign securities; such limitation not including American Depositary Receipts (“ADRs”), securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (“SEC”) and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You May Want to Invest in the Fund if:
  you are a long-term investor
  you seek growth of capital
  you seek investments in mid-cap stocks as part of your overall investment strategy
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Management Risk.   If the portfolio managers are incorrect in their assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Equity Risk.   Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.   Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Mid-Cap Company Risk.     Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
  Currency Risk.     Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.
  Derivatives Risk.     Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.
  New Fund Risk.     The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the date of this Prospectus, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the date of this Prospectus, performance information is not yet available.
TETON Westwood Mid-Cap Equity Fund, Class AAA Shares | TETON Westwood Mid-Cap Equity Fund | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.96%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	1,180

[1]	"Other Expenses" are estimated for the first year of operations.
[2]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.50%. Under this same arrangement, the Fund has also agreed, during the three-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.50% for Class AAA Shares after giving effect to the repayment. This arrangement is in effect through at least May 31, 2014, and may not be terminated by the Adviser before such date.